Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
15.	Long-term Debt:

The amounts of the Company's long term indebtedness in the accompanying consolidated balance sheets are analyzed as follows:

		December 31,
		2011	2012
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	27,340	24,940
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	22,620	19,820
(c)	Eton, Benmore and Ingram	22,473	20,985
(d)	Tasman and Santon	14,824	13,600
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	56,230	52,802
(f)	Andros, Dilos, Ios, Sifnos, Tinos	38,223	33,949
(g)	Kassos, Tilos, Halki, Symi	32,698	30,734
(h)	Aegean III, VIII, XII	8,500	6,326
(i)	Blatoma	2,455	2,175
(j)	Verbeke Bunkering	2,331	1,322
(k)	Seatra	6,988	6,631
(l)	Overdraft facility under senior secured credit facility dated 03/16/2009 (1)	123,000	118,250
	Total	357,682	331,534
	Less: Current portion	(21,428)	(144,042)
	Long-term portion	336,254	187,492

(a)
On August 30, 2005, the Company's subsidiaries, Serifos, Kithnos, Santorini, Paros and Naxos, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $35,500 to partially finance the construction costs of vessels Serifos, Kithnos, Santorini, Paros, Naxos, respectively (five tranches of $7,100 each).

The loan bears interest at LIBOR plus 1.40% during each vessel's pre-delivery period and at LIBOR plus 1.30% or 1.55% from January 1, 2011, amended with a supplemental agreement, during each vessel's post-delivery  period. During the years ended  December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.64%, 1.86% and 2.01%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 2.04% and 1.87%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth (total stockholder's equity attributable to AMPNI) ("book net worth") shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio (cash and cash equivalents and trade receivables to total current liabilities) ("liquidity ratio") shall be higher than 0.50-to-one.

On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the facility to 1.05-to-one until March 30, 2013. After that date the current ratio shall not be less than 1.15-to-one.

(b)
On February 10, 2006, the Company's subsidiaries, Milos, Amorgos, Kimolos, Syros and Mykonos, as co-borrowers, jointly and severally entered into a collateralized term loan with an international bank for an amount of $33,400 to partially finance the construction costs of vessels Milos, Amorgos, Kimolos, Syros, Mykonos, respectively (five tranches of $6,680 each).

On December 19, 2006, this facility was refinanced by a term loan (with identical terms and conditions) with the same bank under the 2006 Senior Secured Credit Facility.

The loan bears interest at LIBOR plus 1.15% plus additional compliance costs. During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.44%, 1.37% and 1.40%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.42% and 1.38%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.60-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio becomes 1.15-to-one.

(c)
On October 25, 2006, the Company's subsidiaries, Eton, Benmore and Ingram, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $26,250 to partially finance the construction costs of vessels Patmos, Nisyros, Karpathos (three tranches of $8,750 each).

The loan bears interest at LIBOR plus 1.30% before delivery of each vessel and at LIBOR plus 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.59%, 1.80% and 1.76%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.84% and 1.65%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one.On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.

(d)
On October 27, 2006, the Company's subsidiaries, Tasman and Santon, as co-borrowers, jointly and severally entered into a collateralized term loan with a Greek bank for an amount of $17,600 to partially finance the construction costs of vessels Kalymnos and Leros (two tranches of $8,800 each).

The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640). During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.46%, 1.48% and 1.46%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.71% and 1.40%, respectively.

(e)
On October 30, 2006, the Company's subsidiaries, Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $64,750 to partially finance the construction costs of vessels Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira (seven tranches of $9,250 each).

The loan bears interest at LIBOR plus 1.15% before delivery of each vessel and at LIBOR plus 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.71%, 1.80% and 1.76%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.81% and 1.64%, respectively. The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.

(f)
On July 5, 2007, the Company's subsidiaries, Andros, Dilos, Ios, Sifnos and Tinos, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $37,560 to partially finance the construction costs of vessels Andros, Dilos, Ios, Anafi and Sikinos (five tranches of $7,512 each).

On September 12, 2008, the Company amended the collateralized term loan which had entered into on July 5, 2007, and increased the loan to an amount of $43,160, available in five tranches of $8,632 each. Each tranche is repayable in 40 consecutive quarterly installments of $216 each. The first installment of each tranche is repayable three months after the date of drawdown of the final advance.

The loan bears interest at LIBOR plus 1.00%. The loan is collateralized by a first priority mortgage over each of the vessels.

During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.43%, 1.68% and 1.94%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.91% and 1.81%, respectively. As of December 31, 2011 and 2012, the outstanding balance of the loan was $38,223 and $33,949, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.6-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio becomes 1.15-to-one.

(g)
On April 24, 2008, the Company's subsidiaries, Kassos, Tilos, Halki and Symi, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $38,800 to partially finance the construction costs of the vessels Kassos, Tilos, Halki and Symi (four tranches of $9,700 each).

The loan bears interest at LIBOR plus 1.15% or 1.40% from January 1, 2011, amended with a supplemental agreement, and is collateralized by the first priority mortgage on the four vessels. During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.83%, 1.86% and 1.87%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.98% and 1.76%, respectively. As of December 31, 2011 and 2012, the outstanding balance of the loan was $32,698 and $30,734, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the loan agreement to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.

(h)
On July 8, 2008, the Company's subsidiaries, the Company entered into a collateralized term loan facility with a Greek bank for an amount of $15,000. The facility is collateralized by a first priority mortgage over the vessels, Aegean III, Aegean VIII and Aegean XII and bore interest at LIBOR plus 1.25%.

On June 29, 2012 the company signed a supplemental agreement that amended the interest rate at LIBOR plus 4%. During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including  the margin) was 1.89%, 1.85% and 3.17%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.93% and 4.65%, respectively. As of December 31, 2011 and 2012, the outstanding balance  of the loan was $8,500 and $6,326, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that Market value adjusted net worth shall not be less than $175,000; that minimum liquidity shall be not less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one. On April 5, 2012, the Company agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the loan agreement to 0.75-to-one.

(i)
On April 1, 2010, the Company, through the Aegean NWE business acquisition, assumed a loan agreement of an amount of €3,740,000 with a Belgian bank dated on March 22, 2004 to finance the construction of its vessel Texas. The interest rate is at 4.36%.The loan was renewed on April, 01, 2009 and is renewable every five years.

(j)
On April 1, 2010, the Company, through the Aegean NWE business acquisition, assumed a loan agreement of an amount of €4,000,000 with a Belgian bank dated on February 25, 2009. The facility bears interest of EURIBOR plus 2.5%. During the year ended December 31, 2011 and after the acquisition date of the Aegean NWE Business and 2012 the weighted average interest rate (including the margin) was 4.23% and 3.89%, while at December 31, 2011 and 2012, the interest rate (including the margin) was 4.04% and 2.72%.

(k)
On April 1, 2010, the Company assumed a loan agreement with an international bank that was signed, on October 6, 2009, by its acquired entity Aegean NWE and a third-party. The purpose of this roll over credit facility for an amount of €5,680,000 is to finance the new building Montana and bears interest at EURIBOR plus 1.26%. The credit facility is repayable in quarterly installments of approximately €95,000.

(l)
On March 3, 2011, the Company renewed retroactively from February 1, 2011, the senior secured syndicated revolving credit and letter of credit facility that was signed on March 16, 2009 for a period of two years, The amount of the facility was up to $1,000,000, for working capital and general corporate purposes. The facility expired on January 30, 2013 and had a credit limit of up to $210,000 consisting of a committed amount of up to $125,000 and an uncommitted amount of up to $85,000. The facility bore interest at LIBOR plus 3.00%, while documentary and standby letters of credit were subject to commissions of 0.70% and 1.60%, respectively. The loan agreement contained financial covenants that require us to maintain: book net worth of not less than $375,000; minimum liquidity of not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; a ratio of total liabilities to total assets of no more than 0.70-to-one; interest coverage ratio higher than 1.35, which increased to 1.60 from the first quarter of 2012, and a current ratio of not less than 1.15.

On April 3, 2012, the Company agreed with its lenders to increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the facility to the minimum of 1.05-to-one and the one set by the other lenders until the facility's expiration date. After that date the current ratio should not be less than 1.15-to-one.  The Company agreed with its lenders to extend the maturity date until May 30, 2013 of the credit facility in order to accommodate for the completion of its global facility.

As at December 31, 2012, the Company was not in compliance with the current ratio covenant contained in three of its credit facilities (required to maintain a minimum of 1.15-to-one) under which a total of $172,019 was outstanding as at December 31, 2012. The Company obtained a waiver for this covenant breach. Management has the intention and the ability to cure this breach in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver within 2013, and has not renegotiated the waiver.

As at March 31, 2013, the Company was not in compliance with the current ratio covenant contained in four of its credit facilities (required to maintain a minimum of 1.15-to-one) under which a total of $129,461 was outstanding as at December 31, 2012. The Company obtained a waiver for this covenant breach. Management has the intention and the ability to cure this breach in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver within 2013, and has not renegotiated the waiver.

As of December 31, 2012, the outstanding vessel-financing loans are generally collateralized as follows:

•	First priority assignment of the shipbuilding contracts and first priority mortgages over the vessels (when completed);

•	Assignments of insurance and earnings of the mortgaged vessels (when completed);

•	An undertaking from the vessels' manager.

The vessel-financing loan agreements contain ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the bank's prior consent as well as minimum requirements regarding the ratio of the market value of the relevant vessel to the outstanding loan amount and the ratio of the insured amount of the relevant vessel to the outstanding loan amount. In addition, the borrowing companies and/or their managers must maintain working capital accounts with the lending banks, as defined in the loan agreements. Furthermore, the vessel-owning subsidiary companies are not permitted to pay any dividends without the lenders' prior consent. As of December 31, 2012, the Company's vessel-under-construction as well as newly-completed vessels, having a total carrying value of $360,254, have been provided as collateral to secure the long-term debt discussed above.

Total interest incurred on long-term debt for the years ended December 31, 2010, 2011 and 2012 amounted to $9,011, $9,386 and $8,933, respectively, (Note 21) and is included in interest and finance costs in the accompanying consolidated statements of income. Accrued interest expense on long-term debt as of December 31, 2011 and 2012 amounted to $356 and $349, respectively, and is included in accrued and other current liabilities in the accompanying consolidated balance sheets.

The total amount available under the Company's long-term debt agreements was $6,750 as of December 31, 2012.

The annual principal payments required to be made after December 31, 2012, are as follows:

Amount
2013	144,042
2014	18,673
2015	18,368
2016	18,268
2017	132,183
331,534